Long-Term Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)			¥ 23,279	¥ 501
Gross unrealized losses (downward adjustment and impairment)	¥ (77,390)	$ (11,067)	(94,930)	(168,759)
Net unrealized losses on equity securities held	(77,390)	(11,067)	(71,651)	(168,258)
Net gains on equity securities sold	27,102	3,876	2,627	6,117
Total net losses recognized in other income, net	¥ (50,288)	$ (7,191)	¥ (69,024)	¥ (162,141)